Operating expenses (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Operating Expenses by Function

All figures in £ millions	2022	2021	2020

By function:

Cost of goods sold	2,046	1,747	1,767

Operating expenses

Distribution costs	61	62	59

Selling, marketing and product development costs	564	521	572

Administrative and other expenses	823	802	816

Restructuring costs	150	214	–

Other income	(49)	(37)	(45)

Total net operating expenses	1,549	1,562	1,402

Other net gains and losses	(24)	(63)	(178)

Total	3,571	3,246	2,991

Summary of Analysis of Restructuring Costs

All figures in £ millions	2022	2021	2020

By nature:

Product costs	11	19	–

Employee costs	73	32	–

Depreciation and impairment of non-current assets	51	145	–

Property and facilities	7	11	–

Technology and communications	1	3	–

Professional and outsourced services	7	4	–

Total restructuring – operating expenses	150	214	–

Summary of Operating Expenses by Nature

All figures in £ millions	Notes	2022	2021	2020

By nature:

Royalties expensed		194	185	191

Other product costs		412	353	349

Employee benefit expense	5	1,605	1,365	1,337

Contract labour		73	69	67

Employee-related expense		52	21	30

Promotional costs		268	239	233

Depreciation and impairment of property, plant and equipment and investment property	10	136	241	125

Amortisation and impairment of intangible assets – product development	20	303	279	280

Amortisation and impairment of intangible assets – software	11	125	117	112

Amortisation and impairment of intangible assets – other	11	54	50	80

Property and facilities		102	124	85

Technology and communications		221	215	216

Professional and outsourced services		501	477	498

Other general and administrative costs		76	58	71

Costs capitalised		(478)	(447)	(460)

Other net gains and losses		(24)	(63)	(178)

Other income		(49)	(37)	(45)

Total		3,571	3,246	2,991

Summary of Services From the Group's Auditors
During the year the Group obtained the following services from the Group’s auditors, which changed to EY in 2022 and was PwC in 2021 and 2020:

All figures in £ millions	2022	2021	2020

The audit of parent company and consolidated financial statements	6	5	5

The audit of the company’s subsidiaries	1	2	2

Total audit fees	7	7	7

Audit-related and other assurance services	–	–	–

Other non-audit services	–	–	–

Total other services	–	–	–

Total non-audit services	–	–	–

Total	7	7	7

Summary of Reconciliation Between Audit and Non-Audit Service Fees
Reconciliation between audit and
non-audit
service fees is shown below:

All figures in £ millions	2022	2021	2020

Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	7	7	7

Non-audit fees	–	–	–

Total	7	7	7